SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Asiasoft Hong Kong Ltd [Member]	Dec. 31, 2010 Asiasoft Hong Kong Ltd [Member]	Dec. 31, 2012 Asiasoft Hong Kong Ltd [Member]
Investments in affiliates:
Ownership interest in affiliate						23.70%
Cash received from sale of affiliate					$ 369
Gain on sale of investments in affiliates				369
Basic and diluted net earnings (loss) per share:
Weighted average number of shares related to the outstanding options and convertible debentures excluded from the calculations of diluted net earnings (loss) per share		19,500	246,662
Severance pay:
Severance expenses	218	167	229
Doubtful accounts:
Doubtful account expenses	$ 21	$ 0	$ 0